Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	$ 374
Property, plant and equipment at end of year	417	$ 374
Right-of-use assets, property assets	222	202
Right-of-use assets, non-property assets	15	14
Undiscounted value of lease payments not recognised in the lease liabilities	152	231
Sublease rental income	2	7	$ 6
Capital expenditures, excluding right-of-use assets	101	44	34
Operating segments
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	99	44
Operating segments | Hong Kong
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	41	22
Operating segments | Indonesia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	4
Operating segments | Malaysia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	2	1
Operating segments | Singapore
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	24	2
Operating segments | Growth markets and other
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	21	15
Operating segments | Eastspring
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	7	4
Unallocated to a segment
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets	2
Property, plant and equipment held at cost
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	347	410
Additions	152	101
Depreciation and impairment charge	(134)	(145)
Disposals, transfers and lease modifications	30	(19)
Effect of movements in exchange rates	(4)
Property, plant and equipment at end of year	391	347	410
Property, plant and equipment held at cost | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	1,202	1,183
Property, plant and equipment at end of year	1,314	1,202	1,183
Property, plant and equipment held at cost | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(855)	(773)
Property, plant and equipment at end of year	(923)	(855)	(773)
Property, plant and equipment held at cost | Property, plant and equipment | Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	16	13
Additions	20
Disposals, transfers and lease modifications	(8)	3
Property, plant and equipment at end of year	28	16	13
Property, plant and equipment held at cost | Property, plant and equipment | Group occupied property | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	24	21
Property, plant and equipment at end of year	35	24	21
Property, plant and equipment held at cost | Property, plant and equipment | Group occupied property | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(8)	(8)
Property, plant and equipment at end of year	(7)	(8)	(8)
Property, plant and equipment held at cost | Property, plant and equipment | Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	115	126
Additions	81	44
Depreciation and impairment charge	(40)	(50)
Disposals, transfers and lease modifications	(29)	(4)
Effect of movements in exchange rates	(1)	(1)
Property, plant and equipment at end of year	126	115	126
Property, plant and equipment held at cost | Property, plant and equipment | Tangible assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	495	486
Property, plant and equipment at end of year	497	495	486
Property, plant and equipment held at cost | Property, plant and equipment | Tangible assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(380)	(360)
Property, plant and equipment at end of year	(371)	(380)	(360)
Property, plant and equipment held at cost | Right-of-use assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	216	271
Additions	51	57
Depreciation and impairment charge	(94)	(95)
Disposals, transfers and lease modifications	67	(18)
Effect of movements in exchange rates	(3)	1
Property, plant and equipment at end of year	237	216	271
Property, plant and equipment held at cost | Right-of-use assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	683	676
Property, plant and equipment at end of year	782	683	676
Property, plant and equipment held at cost | Right-of-use assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(467)	(405)
Property, plant and equipment at end of year	$ (545)	$ (467)	$ (405)